UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sustainable Asset Management USA, Inc.
Address: 909 Third Avenue
         New York, NY  10022

13F File Number:  028-13430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William G. Butterly, III
Title:     Chief Legal Officer
Phone:     212-908-0443

Signature, Place, and Date of Signing:

 /s/ William G. Butterly, III     New York, NY     November 07, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    56

Form 13F Information Table Value Total:    $69,593 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   028-12637                     Robeco Groep NV

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN STS WTR CO            COM              029899101      787    17700 SH       DEFINED                 17700        0        0
AMERICAN WTR WKS CO INC NEW    COM              030420103     5760   155437 SH       DEFINED                155437        0        0
AQUA AMERICA INC               COM              03836W103     2572   103900 SH       DEFINED                103900        0        0
ASHLAND INC NEW                COM              044209104     1268    17700 SH       DEFINED                 17700        0        0
BADGER METER INC               COM              056525108      539    14800 SH       DEFINED                 14800        0        0
BANK NOVA SCOTIA HALIFAX       COM              064149107      310     5650 SH       DEFINED                  5650        0        0
CALGON CARBON CORP             COM              129603106     1206    84300 SH       DEFINED                 84300        0        0
CALIFORNIA WTR SVC GROUP       COM              130788102      489    26200 SH       DEFINED                 26200        0        0
CLEAN ENERGY FUELS CORP        COM              184499101      316    24000 SH       DEFINED                 24000        0        0
COMPANHIA ENERGETICA DE MINA   SP ADR N-V PFD   204409601     1212   100000 SH       DEFINED                100000        0        0
COMPANHIA PARANAENSE ENERG C   SPON ADR PFD     20441B407      793    48323 SH       DEFINED                 48323        0        0
DANAHER CORP DEL               COM              235851102     5278    95700 SH       DEFINED                 95700        0        0
DELL INC                       COM              24702R101      174    17600 SH       DEFINED                 17600        0        0
FLOWSERVE CORP                 COM              34354P105     1712    13400 SH       DEFINED                 13400        0        0
FRANKLIN ELEC INC              COM              353514102     1040    17200 SH       DEFINED                 17200        0        0
HARTFORD FINL SVCS GROUP INC   COM              416515104      553    28430 SH       DEFINED                 28430        0        0
HAWAIIAN ELEC INDUSTRIES       COM              419870100      395    15000 SH       DEFINED                 15000        0        0
HEWLETT PACKARD CO             COM              428236103      187    10968 SH       DEFINED                 10968        0        0
ICF INTL INC                   COM              44925C103      499    24830 SH       DEFINED                 24830        0        0
IDEX CORP                      COM              45167R104     1333    31900 SH       DEFINED                 31900        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      665     3205 SH       DEFINED                  3205        0        0
ITC HLDGS CORP                 COM              465685105      680     9000 SH       DEFINED                  9000        0        0
ITRON INC                      COM              465741106     2542    58900 SH       DEFINED                 58900        0        0
KIMBERLY CLARK CORP            COM              494368103      621     7236 SH       DEFINED                  7236        0        0
KROGER CO                      COM              501044101      638    27100 SH       DEFINED                 27100        0        0
LIFE TECHNOLOGIES CORP         COM              53217V109      533    10900 SH       DEFINED                 10900        0        0
LIMITED BRANDS INC             COM              532716107      509    10336 SH       DEFINED                 10336        0        0
LINDSAY CORP                   COM              535555106      670     9300 SH       DEFINED                  9300        0        0
MCDONALDS CORP                 COM              580135101      313     3406 SH       DEFINED                  3406        0        0
MICROSOFT CORP                 COM              594918104      652    21890 SH       DEFINED                 21890        0        0
NOBLE CORPORATION BAAR         NAMEN -AKT       H5833N103      315     8800 SH       DEFINED                  8800        0        0
NORTHEAST UTILS                COM              664397106     1185    31000 SH       DEFINED                 31000        0        0
OCCIDENTAL PETE CORP DEL       COM              674599105      812     9431 SH       DEFINED                  9431        0        0
ORACLE CORP                    COM              68389X105      686    21800 SH       DEFINED                 21800        0        0
PALL CORP                      COM              696429307      622     9800 SH       DEFINED                  9800        0        0
PARKER HANNIFIN CORP           COM              701094104      242     2900 SH       DEFINED                  2900        0        0
PENTAIR INC                    COM              709631105     4001    89900 SH       DEFINED                 89900        0        0
PEPCO HOLDINGS INC             COM              713291102     1418    75000 SH       DEFINED                 75000        0        0
PFIZER INC                     COM              717081103      788    31706 SH       DEFINED                 31706        0        0
PROCTER & GAMBLE CO            COM              742718109      714    10292 SH       DEFINED                 10292        0        0
QUANTA SVCS INC                COM              74762E102      321    13000 SH       DEFINED                 13000        0        0
REPUBLIC SVCS INC              COM              760759100     1628    59200 SH       DEFINED                 59200        0        0
REYNOLDS AMERICAN INC          COM              761713106      561    12950 SH       DEFINED                 12950        0        0
ROPER INDS INC NEW             COM              776696106     1001     9100 SH       DEFINED                  9100        0        0
SANDISK CORP                   COM              80004C101      352     8100 SH       DEFINED                  8100        0        0
SMITH A O                      COM              831865209     1087    18900 SH       DEFINED                 18900        0        0
TESLA MTRS INC                 COM              88160R101      272     9300 SH       DEFINED                  9300        0        0
TETRA TECH INC NEW             COM              88162G103     1138    43300 SH       DEFINED                 43300        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209      508    12270 SH       DEFINED                 12270        0        0
THERMO FISHER SCIENTIFIC INC   COM              883556102     5642    95900 SH       DEFINED                 95900        0        0
URS CORP NEW                   COM              903236107      953    27000 SH       DEFINED                 27000        0        0
WASTE MGMT INC DEL             COM              94106L109     2878    89700 SH       DEFINED                 89700        0        0
WATERS CORP                    COM              941848103     1425    17100 SH       DEFINED                 17100        0        0
WATTS WATER TECHNOLOGIES INC   CL A             942749102     1171    30954 SH       DEFINED                 30954        0        0
WGL HLDGS INC                  COM              92924F106      926    23000 SH       DEFINED                 23000        0        0
XYLEM INC                      COM              98419M100     4701   186900 SH       DEFINED                186900        0        0